LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

Effective January 1, 2013, each fund will be renamed as shown in Schedule A.

SCHEDULE A

Current Name	New Name	Date of Prospectus and Statement of Additional Information
Legg Mason Global Currents International All Cap Opportunity Fund	ClearBridge International All Cap Opportunity Fund	February 29, 2012

Legg Mason Global Currents International Small Cap Opportunity Fund	ClearBridge International Small Cap Opportunity Fund	January 31, 2012

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information:

Effective on or about December 5, 2012, the name of the fund’s subadviser will change from Global Currents Investment Management, LLC to ClearBridge Global Currents Investment Management, LLC.

Please retain this supplement for future reference.

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